Long Term Investments (Tables)	12 Months Ended
May. 31, 2015
Investments Schedule [Abstract]
Schedule of Long Term Investments

Long term investments consisted of the following:

	As of May 31,
	2014	2015
	US$	US$
Cost method investments:
Talent Boom Group Ltd (“Talent Boom”) (a)	2	—
Dajie.com Ltd (“Dajie.com”) (b)	2,000	2,000
Equity method investments:
Dongfangheli (c)	—	3,967
Zhishang (d)	—	2,313
Other Joint Ventures	—	3,124
Available-for-sale securities investments:
Alo7.com (e)	4,207	27,935
Tarena (f)	13,455	16,950
Juesheng.com (h)	—	7,440
ROBOROBO (i)	—	4,356
Kouyu100 (j)	—	3,472
Golden Finance (k)	—	3,398
Other investments	—	3,556
Held-to-maturity investments: (g)	97,449	247,480

	117,113	325,991

(a)	In December 2006, the Group acquired 20% interest in Talent Boom. The Group has no representation on Talent Boom’s board of directors or its management and does not have the ability to exercise significant influence over the operating and financial policies of Talent Boom. Accordingly, the investment in Talent Boom was accounted for as a cost-method investment. The Group recorded US$2 impairment loss during the year ended May 31, 2015.

(b)	In September 2011, the Group signed a share subscription agreement to invest US$2,000 for 5% equity ownership interest in Dajie.com. The fair value of Dajie.com’s equity ownership interest is not readily determinable and the Group does not have the ability to exercise significant influence over the operating and financial policies of Dajie.com. Accordingly, the investment in Dajie.com has been accounted for as a cost-method investment.

(c)	In August 2014, the Group invested US$4,034 for acquiring 50% equity interest of Beijing Dongfangheli Investment and Development Ltd. (“Dongfangheli”), a company concentrating on investment in educational research and development programs and software, consulting services and etc.. The Group used the equity method to account for the investment, because the Group has the ability to exercise significant influence but does not have control over the investees.

(d)	In July 2014, Xuncheng invested US$2,662 for acquiring 55% equity interest of Beijing Zhishang Education & Technology Co., Ltd. (“Zhishang”), an online professional educational training platform. The Group does not have a controlling power over Zhishang because other investors has the significant participating rights, but has the ability to exercise significant influence, therefore the Group used the equity method to account for the investment.

(e)	On March 5, 2012, the Group acquired a convertible promissory from Alo7.com for US$1,000, which entitled the Group to automatic convert the note into identical equity securities. On July 1, 2012, the Group converted the US$1,000 promissory note into convertible redeemable preferred shares and warrants issued by Alo7.com, for 3.4% equity ownership interest in Alo7.com on an as-converted basis.

In March, June and September 2014, the Group further invested US$2,576, US$300 and US$10,000 into Alo7.com for preferred shares. These investments are classified as available-for-sale securities and measured subsequently at fair value which is considered as Level 2 inputs. The Group measured the fair value of the investment in Alo7.com based on the purchase price of preferred shares agreed by third parties with similar terms close to the fiscal year end of 2015. Unrealized holding gains of nil, US$631 and US$13,428 were reported in other comprehensive income for the years ended May 31, 2013, 2014 and 2015, respectively.

The above equity interests were diluted by Alo7.com’s subsequent financing activities. As of May 31, 2015, the Company had 17.16% equity interests in Alo7.com on an as-converted basis.

(f)	In March 2014, the Group invested US$13,500 in Tarena, which is a service provider of IT professional education in China, for 2.96% ownership. This investment is classified as available-for-sale securities and measured subsequently at fair value which is considered as Level 1 inputs. Unrealized holding loss of nil, US$45 and gain of US$3,495 was reported in other comprehensive income for the years ended May 31, 2013, 2014 and 2015, respectively.

(g)	The Group’s long-term held-to-maturity investments consist of trusts guaranteed by banks with the maturity more than one year, which are stated at their amortized cost. The trusts were invested in April, June and September 2014 with the amounts of US$96,805, US$80,671 and US$64,537, respectively, and interest income of nil, US$1,404 and US$20,882 was recognized in the consolidated statements of operations for the years ended May 31, 2013, 2014 and 2015, respectively.

(h)	In August 2014 and May 2015, the Group invested US$3,006 and US$501 respectively in Juesheng.com, a company engaging in providing international educational products search engine service, for 11.88% equity ownership interests on an as-converted basis. These investments are classified as available-for-sale securities and measured subsequently at fair value which is considered as Level 2 inputs. Unrealized holding gain of nil, nil and US$3,933 was reported in other comprehensive income for the year ended May 31, 2013, 2014 and 2015, respectively.

(i)	In April 2015, the Group acquired 18% equity interest in ROBOROBO for a cash consideration of US$4,356, a company applying various robots build training courses for kids with different ages to develop their brains. As of May 31, 2015, US$1,452 of the total consideration was not paid. The investment is classified as available-for-sale security and measured at fair value. As the transaction date was close to the fiscal year end, there was no operation change or significant transaction occurred, the initial purchase price was considered the fair value of this investment as of May 31, 2015.

(j)	In December 2014, the Group acquired 7% equity interest in Kouyu100, for a cash consideration of US$3,472, a company applying cutting edge psychoacoustic technology to spoken language training, correcting the pronunciation of a student like a real tutor. The investment is classified as available-for-sale security and measured at fair value. As there was no operation change or significant transaction occurred since the transaction date, the initial purchase price was considered the fair value of this investment as of May 31, 2015.

(k)	In April 2015, the Group acquired 19.5% equity interest in Golden Finance for a cash consideration of US$3,398, a company focusing on training programs associated with Finance and Business Management. The investment is classified as available-for-sale security and measured at fair value. As the transaction date was close to the fiscal year end, there was no operation change or significant transaction occurred, the initial purchase price is considered the fair value of this investment as of May 31, 2015.